RELATED-PARTY BALANCES AND TRANSACTIONS - Amounts due to related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED-PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties, current	$ 900
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Related party
RELATED-PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties, current	$ 900
Other Liability, Current, Related Party [Extensible Enumeration]	Related party
Related party | Sinotrans
RELATED-PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties, current	$ 900